Note 9 - Restructuring Charges	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
9.
  Restructuring Charges

In
April 2019,
the Board of Directors approved a plan (
“2019
Restructuring Program”) to reduce operating expenses as the Company evaluates its strategic alternatives following the release of top-line data from the PATENCY-
2
clinical trial of vonapanitase on
March 28, 2019.
The restructuring initiatives are company-wide. The remainder of the charges are expected to be incurred by the end of the fiscal year ending
December 31, 2019 (
“Fiscal Year
2019”
). These actions are expected to result in pre-tax charges of
$2.9
million, all of which are anticipated to be cash expenditures and all of which were recorded in the three
months ended
June 30, 2019.

Changes in the restructuring accrual during the
first

nine
months ended
September 30, 2019
are summarized below (in thousands):

	As of December 31, 2018	Charges/(Benefits)	Payment/Other	As of September 30, 2019
2019 Restructuring Program
Employee Severance	$-	$2,854	$(1,834)	$1,020
Total	$-	$2,854	$(1,834)	$1,020